Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd.
Loss on loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	$ 2,085,624
Cash	739,947
Balances receivable	0
Bophelo Bio Science and Wellness (Pty) Ltd.
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd.
Loss on loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(2,085,624)
Cash	$ 739,947